Derivatives - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Dec. 31, 2013 USD ($)
Derivative [Line Items]
Reclassification adjustment for loss on derivative instruments realized in property and equipment	$ (1,789)	$ (1,164)
Interest Rate Swap Maturing December 2017 | Cash Flow Hedging
Derivative [Line Items]
Interest rate swap notional amounts				$ 712,500
Fixed interest rate swap rates				1.56%
Interest Rate Swap Maturing December 2017 | Cash Flow Hedging | LIBOR
Derivative [Line Items]
Derivative variable rate basis spread				1.00%
Interest Rate Swap Maturing July 2018 | Cash Flow Hedging
Derivative [Line Items]
Interest rate swap notional amounts				$ 400,000
Fixed interest rate swap rates				1.66%
Foreign currency forward contracts | Minimum
Derivative [Line Items]
Forward exchange rate			1.25
Foreign currency forward contracts | Maximum
Derivative [Line Items]
Forward exchange rate			1.27